Inventories, Net	12 Months Ended
Dec. 31, 2022
Disclosure of Inventories [Abstract]
Inventories, net

13. Inventories, net

As of December 31, this caption comprises:

In thousands of soles	2021	2022
Land	175,087	114,111
Work in progress - Real estate	117,341	131,090
Finished properties	75,085	47,643
Construction materials	49,403	42,475
Merchandise and supplies	80,051	83,512
	496,967	418,831
Allowance for inventory write-downs	(8,641)	(6,495)
	488,326	412,336
Current	488,326	346,783
Non-current	-	65,553

As of December 31, 2022, the long-term balance includes S/ 65.6 million corresponding to lands for long-term real estate projects (S/ 52 million in San Isidro in Lima and S/ 13.5 million in Barranco in Lima).

Lands

This caption includes properties for the development of the following projects of the subsidiary Viva Negocio Inmobiliario S.A.C.

In thousands of soles	2021	2022
Lurin (a)	84,648	47,365
San Isidro (b)	51,850	52,007
Barranco (c)	14,640	14,739
Piura	5,325	-
Nuevo Chimbote (d)	18,624	-
	175,087	114,111

As of December 31, 2021 and 2022, the provision for impairment of lands was S/ 1.2 million.

(a)	Land of 71.4 hectares corresponding to Inmobiliaria Almonte S.A.C., located in the district of Lurin, province of Lima, used for industrial development.

(b)	Land located at Calle David Samanez Ocampo N° 140, San Isidro, for the development of a real state housing project; with an area of 0.125 hectares, which corresponds to the subsidiary Inmobiliaria Pezet S.A.C.

(c)	Land located at Calle Paul Harris N° 332 and N° 336, Barranco for the development of a traditional housing project, with an area of 0.062 hectares, which corresponds to the Paul Harrys project.

(d)	In April 2022, the purchase and sale agreement for the Chimbote land was terminated through the termination of the 2013 agreement, transferring the land to Urbi Propiedades S.A.C. This resolution resulted in a net loss of S/1.8 million recognized as an expense for the period in the consolidated statement of profit or loss under the caption “other income and expenses”.

Real estate work in progress

As of December 31, this caption comprises the following projects:

In thousands of soles	2021	2022
Los Parques de Comas	63,213	82,518
Los Parques del Mar	20,044	20,295
Los Parques del Callao	27,235	16,040
Los Parques de Piura	-	5,515
Others	6,849	6,722
	117,341	131,090

The Corporation capitalized in these works (Note 2.Q), indebtedness costs for S/ 0.5 million at interest rates ranging from 7% to 7.9% in 2022 (S/ 1 million at interest rates ranging from 7% to 11% in 2021).

Finished properties

As of December 31, finished properties comprises the following real estate projects:

In thousands of soles	2021	2022
Los Parques de Comas	27,185	18,737
Los Parques de Carabayllo III	14,757	7,857
Strip Callao	6,286	6,285
Los Parques del Mar	13,885	4,542
Huancayo	7,918	4,580
Los Parques de Callao	2,441	3,793
Los Parques de Piura	430	19
Others	2,183	1,830
	75,085	47,643

As of December 31, 2022, the balance is recognized net of provision for impairment for S/ 3.2 million (S/ 3.7 million as of December 31, 2021).

Construction materials

As of December 31, 2022, construction materials correspond mainly to projects of the subsidiary Cumbra Peru S.A. for S/ 39.9 million (Cumbra Peru S.A. for S/ 47 million as of December 31, 2021).

Goods and supplies

As of December 31, 2021 and 2022, corresponds mainly to batteries, coils, aluminum foil, labels and caps used for the operation, maintenance and repair of the subsidiary Tren Urbano de Lima S.A.